Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 6,353	$ 2,018
Accounts payable and accrued liabilities | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	6,353	2,018
Short-Term Borrowings
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	79	121
Short-Term Borrowings | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	79	121
Long-Term Debt
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	19,664	12,943
Long-Term Debt | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	561	385
Long-Term Debt | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,608	1,965
Long-Term Debt | 2024 to 2026
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,603	1,966
Long-Term Debt | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	14,892	8,627
Contingent Payment
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	238	64
Contingent Payment | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	238	36
Contingent Payment | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	28
Lease Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	5,073	2,476
Lease Liabilities | 1 Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	453	254
Lease Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	794	445
Lease Liabilities | 2024 to 2026
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	634	365
Lease Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 3,192	$ 1,412